Subordinated loans	12 Months Ended
Dec. 31, 2020
Subordinated loans [abstract]
Subordinated loans

18 Subordinated loans

Subordinated loans by group companies
	2020	2019
ING Groep N.V.	13,150	13,069
ING Group companies	2,654	3,519
	15,805	16,588

Subordinated loans issued by ING Groep N.V. include bonds issued to raise Tier 1 and Tier 2 (CRD IV eligible) capital for ING Bank N.V. Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital. Subordinated loans issued by ING Group companies comprise, for the most part, subordinated loans which are subordinated to all current and future liabilities of ING Bank N.V.

Changes in subordinated loans
	2020	2019
Opening balance	16,588	13,724
New issuances	2,165	3,429
Repayments	-2,786	-933
Exchange rate differences and other	-163	367
Closing balance	15,805	16,588

In 2020 ING Groep N.V. issued in February USD 750 million 4.875% Perpetual Additional Tier 1 Contingent Convertible Capital Securities and in May EUR 1.5 billion 2.125% Subordinated Tier 2 Notes.

In 2020 ING Bank N.V. bought back USD 1 billion in February and USD 190 million in December 5.800% Tier 2 securities via a tender. ING Groep N.V. redeemed USD 1 billion 6.000% Perpetual Additional Tier 1 Contingent Convertible Capital Securities and USD 700 million 6.125% Perpetual Debt Securities in April.

The average interest rate on subordinated loans is 3.73% (2019: 4.38%). The interest expense during the year 2020 was EUR 612 million (2019: EUR 660 million).